Shareholder Report, Line Graph (Details) 197224_Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Jul. 23, 2018	Apr. 30, 2026
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF NAV
Accumulated Value	$ 14,891	$ 15,980	$ 15,494	$ 14,624	$ 15,411	$ 10,367	$ 11,367	$ 10,000	$ 16,824
CFRA - Stovall Equal Weight Seasonal Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									CFRA - Stovall Equal Weight Seasonal Rotation Index
Accumulated Value	15,718	16,756	16,138	15,140	15,832	10,591	11,408	10,000	$ 17,861
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	$ 22,197	$ 19,802	$ 16,143	$ 15,724	$ 15,691	$ 10,749	$ 10,657	$ 10,000	$ 29,090